SHARE CAPITAL	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
SHARE CAPITAL

NOTE 5 - SHARE CAPITAL

Share Capital Developments

As of September 30, 2023 and December 31, 2022, the Company had, respectively, 11,707,317 and 7,890,628 shares of Common Stock issued and outstanding.

On February 13, 2023, 240,000 of the Company’s outstanding pre-funded warrants were exercised into an equivalent number of shares of Common Stock, at an exercise price of $0.0001 per share.

Employee Stock Option Grants

During the nine months ended September 30, 2023, the Company granted stock option awards to certain officers, directors and employees to purchase an aggregate of 241,000 shares of the Common Stock, at a weighted average exercise price per share of $2.664 and with a vesting period of three years.

Registered Direct and Private Placement Offerings

On May 22, 2023, the Company entered into a securities purchase agreement with an institutional investor, pursuant to which it agreed to issue and sell in a registered direct offering an aggregate of 655,569 shares of Common Stock, at an offering price of $2.20 per share, for aggregate gross proceeds of $1,442 before deducting the placement agent fee and related offering expenses of approximately $222 (the “First May Offering”). The Company also issued to Wainwright or its designees preferred investment options to purchase 32,778 shares of Common Stock, which have a term of three and one-half years from the commencement of sales in the First May Offering, and have an exercise price of $2.75 per share. The First May Offering was consummated on May 23, 2023.

On May 23, 2023, the Company entered into a securities purchase agreement with an institutional investor, pursuant to which it agreed to issue and sell in a registered direct offering (i) an aggregate of 975,000 shares of Common Stock, at an offering price of $2.20 per share and (ii) pre-funded warrants exercisable for up to 234,500 shares of the Common Stock, at an offering price of $2.1999 per pre-funded warrant, for aggregate gross proceeds of $2,661 before deducting the placement agent fee and related offering expenses of approximately $345 (the “Second May Offering”). The pre-funded warrants are exercisable immediately and may be exercised at any time until the pre-funded warrants are exercised in full. The Company also issued to Wainwright or its designees preferred investment options to purchase 60,476 shares of Common Stock, which have a term of three and one-half years from the closing of the Second May Offering, and have an exercise price of $2.75 per share. The Second May Offering was consummated on May 24, 2023. All of such pre-funded warrants were subsequently exercised in accordance with their terms at an exercise price per share of $0.0001 into an equivalent number of shares of Common Stock.

On June 2, 2023, the Company entered into a securities purchase agreement with institutional investors, pursuant to which it agreed to issue and sell in a registered direct offering an aggregate of 701,756 shares of Common Stock, at an offering price of $2.1375 per share, for aggregate gross proceeds, with the concurrent private placement described below, of $1,500 before deducting the placement agent fee and related offering expenses of approximately $227 (the “First June Offering”). The Company also issued to Wainwright or its designees preferred investment options to purchase 35,088 shares of its Common Stock, which have a term of five years from the commencement of sales in the First June Offering, and have an exercise price of $2.6719 per share. The registered direct offering was consummated on June 6, 2023. In a concurrent private placement, the Company also issued to the purchasers of shares of Common Stock in the First June Offering, series C preferred investment options to purchase up to 350,878 shares of Common Stock. Each series C preferred investment option is exercisable for one share of Common Stock at an exercise price of $2.075 commencing on the date of issuance and expiring five and one-half years from the issuance date.

On June 26, 2023, the Company entered into a securities purchase agreement with institutional investors, pursuant to which it agreed to issue and sell in a registered direct offering an aggregate of 624,618 shares of its Common Stock, at an offering price of $3.25 per share, for aggregate gross proceeds, with the concurrent private placement described below, of $2,030 before deducting the placement agent fee and related offering expenses of approximately $281 (the “Second June Offering”). The Company also issued to Wainwright or its designees preferred investment options to purchase 31,231 shares of its Common Stock, which have a term of five years from the commencement of sales in the Second June Offering, and have an exercise price of $4.0625 per share. The registered direct offering was consummated on June 28, 2023. In a concurrent private placement, the Company also issued to the purchasers of shares of Common Stock in the Second June Offering, series D preferred investment options to purchase up to 312,309 shares of the Company’s Common Stock. Each series D preferred investment option is exercisable for one share of Common Stock at an exercise price of $3.19 commencing on the date of issuance and expiring five and one-half years from the issuance date.

Preferred Investment Options Amendment

In connection with the Second May Offering, the Company amended the terms of (i) the Series A preferred investment options to purchase 1,022,495 shares of its Common Stock for an exercise price of $4.64 per share which are scheduled to expire on October 25, 2027 and (ii) the Series B preferred investment options to purchase 1,022,495 shares of its Common Stock for an exercise price of $4.64 per share which were initially scheduled to expire on October 25, 2024 (the “Series B Preferred Investment Options”), in each case previously issued to the investor in October 2022 under the securities purchase agreement dated October 21, 2022 (collectively, the “Existing Preferred Investment Options”), which investor also participated in the Second May Offering, such that effective upon the closing of the Second May Offering, the Existing Preferred Investment Options have a reduced exercise price of $2.20 per share and the Series B Preferred Investment Options expire on October 25, 2027. These modifications to the Existing Preferred Investment Options represent issuance costs associated with the Second May Offering. The amount of the effect of the modifications is approximately $1,230. On June 16, 2023, the holder of the Series B Preferred Investment Options exercised all of such Series B Preferred Investment Options pursuant to its cashless exercise provision into 385,246 shares of Common Stock.

NOTE 10 - SHARE CAPITAL

Share Capital Developments

As of December 31, 2022, and 2021, the Company has 7,890,628 and 7,108,133 shares of common stock issued and outstanding, respectively.

On October 21, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an institutional investor (the “Investor”), pursuant to which the Company issued and sold, in a registered direct offering priced at-the-market under the rules of The Nasdaq Stock Market (the “Registered Offering”), (i) an aggregate of 782,495 shares of Common Stock, at an offering price of $4.89 per share and (ii) pre-funded warrants exercisable for up to 240,000 shares of Common Stock (the “Pre-Funded Warrants”) to the Investor at an offering price of $4.8899 per Pre-Funded Warrant, for aggregate gross proceeds from the Offerings (as defined below) of approximately $5,000 before deducting the placement agent fee (as described below) and related offering expenses.

Each Pre-Funded Warrant represents the right to purchase one share of Common Stock at an exercise price of $0.0001 per share. The Pre-Funded Warrants are exercisable immediately and may be exercised at any time until the Pre-Funded Warrants are exercised in full.

In a concurrent private placement (the “Private Placement” and, together with the Registered Offering, the “Offerings”), the Company issued to the Investor (i) Series A preferred investment options to purchase up to 1,022,495 shares of Common Stock (the “Series A Warrants”) at an exercise price of $4.64 per share and (ii) Series B preferred investment options to purchase up to 1,022,495 shares of Common Stock (the “Series B Warrants”) at an exercise price of $4.64 per share. Each Series A Warrant is exercisable immediately and will expire five years from the initial exercise date. Each Series B Warrant is exercisable immediately and will expire two years from the initial exercise date.

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480 and FASB ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and meet all of the requirements for equity classification under FASB ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

The Company analyzed the accounting treatment for the Pre-funded Warrants and for the Common Warrants. The Common Stocks of the Company are recognized as equity under the requirements of Accounting Standard Codification Topic 505 Equity (ASC 505). Based on the Company’s analysis the Warrants were classified as equity.

On October 3, 2022 and in connection with the Offerings, the Company entered into an engagement letter with H.C. Wainwright & Co., LLC (“Wainwright”), pursuant to which Wainwright agreed to serve as the exclusive placement agent for the issuance and sale of securities of the Company pursuant to the Purchase Agreement. As compensation for such placement agent services, the Company paid Wainwright aggregate cash fees and reimbursed Wainwright for its expenses aggregating approximately $565. The Company also issued to Wainwright or its designees warrants to purchase 51,125 shares of Common Stock (the “Wainwright Warrants”). The Wainwright Warrants have a term of five years from the commencement of sales in the Offerings, and have an exercise price of $6.11 per share. Upon any exercise for cash of any preferred investment options issued to investors in the offering, the Company obligate to pay 7% percent of the aggregate gross exercise price of the warrants issued in the Offering and shall issue to Wainwright (or its designees), within five (5) business days of the Company’s receipt of the exercise price, warrants to purchase that number of shares of common stock of the Company equal to five (5.0%) percent of the aggregate number of such shares of common stock underlying the preferred investment options that have been so exercised.

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)

The Company analyzed the accounting treatment for the Wainwright Warrants issued to Wainwright. Since the Company did not identify any features causing liability classification of the Wainwright Warrants according to ASC 718, it concluded that the Wainwright Warrants are equity-classified awards.

Employee Stock Option Grants

During the year ended December 31, 2021, the Company granted to Mr. Harel Gadot, the Company’s Chairman of the Board, President and CEO, options to purchase an aggregate of 190,000 shares of the Company’s common stock, at an exercise price per share of $8.48. The stock options vest over a period of 2 years as outlined in the option agreements evidencing such grants. As a result, the Company recognized compensation expenses for the year ended December 31, 2021, in the total amount of $646.

During the year ended December 31, 2021, the Company granted to certain employees and consultants and directors, options to purchase an aggregate of 231,426 shares of the Company’s common stock, at an exercise price per share of $6.72 - $7.26. The stock options vest over a period of 3 years as outlined in the option agreements evidencing such grants. As a result, the Company recognized compensation expenses for the year ended December 31, 2021, in the total amount of $740.

During the year ended December 31, 2022, the Company granted to Mr. Harel Gadot, the Company’s Chairman of the Board, President and CEO, options to purchase an aggregate of 260,000 shares of the Common Stock, at an exercise price per share of $3.73-$6.48. The stock options vest over a period of three years as outlined in the option agreements evidencing such grants.

During the year ended December 31, 2022, the Company granted to certain employees, consultants and directors, options to purchase an aggregate of 270,822 shares of the Common Stock, at an exercise price per share of $3.73-$6.48. The stock options vest over a period of three years as outlined in the option agreements evidencing such grants.

A summary of the Company’s option activity related to options to employees and directors, and related information is as follows:

	For the Year Ended December 31, 2022
	Number of stock options	Weighted average exercise price

Outstanding as of December 31, 2021	997,148	$8.48
Granted	530,822	5.14
Cancelled	(20,833)	8.16
Outstanding as of December 31, 2022	1,507,137	$7.31

Vested as of December 31, 2022	899,609	$8.52

	For the Year Ended December 31, 2021
	Number of stock options	Weighted average exercise price

Outstanding as of December 31, 2020	575,722	$9.14
Granted	421,426	7.60
Outstanding as of December 31, 2021	997,148	$8.48

Vested as of December 31, 2021	568,053	$9.08

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)

The Company recognizes forfeitures of outstanding options as they occur.

The intrinsic value is calculated as the difference between the fair market value of the common stock and the exercise price, multiplied by the number of in-the-money stock options on those dates that would have been received by the stock option holders had all stock option holders exercised their stock options on those dates as of December 31, 2022 and December 31, 2021, respectively.

As of December 31, 2022, and 2021, the aggregate intrinsic value of the outstanding options is $185 and $974 respectively, and the aggregate intrinsic value of the exercisable options is $185 and $815, respectively.

As of December 31, 2022, there were approximately $2,036 of total unrecognized compensation costs related to unvested share-based compensation awards granted under the Share Incentive Plan. The costs are expected to be recognized over a weighted average period of 2.039 years

The stock options outstanding as of December 31, 2022 and December 31, 2021, summarized by exercise prices, are as follows:

Exercise price $	Stock options outstanding as of December 31, 2022	Stock options outstanding as of December 31, 2021	Weighted average remaining contractual life – years as of December 31, 2022	Weighted average remaining contractual life – years as of December 31, 2021	Stock options exercisable as of December 31, 2022	Stock options exercisable as of December 31, 2021
3.73	211,000	-	10	-	-	-
4.20	77,846	77,846	2.0	3.0	77,846	77,846
4.80	32,500	-	9.6	-	-	-
5.06	15,808	15,808	6.8	7.8	15,808	11,064
5.71	99,823	-	9.7	-	-	-
5.95	17,503	17,503	6.6	7.6	17,503	13,564
6.16	31,492	31,492	7.5	8.5	26,282	16,834
6.48	182,500	-	9.1	-	59,312	-
6.72	117,500	125,000	8.4	9.4	64,624	31,249
7.00	81,426	81,426	8.8	9.8	38,676	-
7.22	11,084	11,084	7.9	8.9	7,756	4,432
7.26	20,000	25,000	8.8	9.8	8,000	-
8.16	4,902	4,902	7.6	8.6	3,799	2,328
8.48	190,000	190,000	8.1	9.1	166,250	-
8.60	9,304	9,304	6.1	7.1	9,304	9,304
9.00	10,000	10,000	5.6	6.6	10,000	10,000
9.64	166,666	166,666	7.2	8.2	166,666	166,666
15.30	35,199	38,533	5.0	6.0	35,199	38,533
15.75	131,007	131,007	4.7	5.7	131,007	124,656
(*)	61,577	61,577	3.3	4.3	61,577	61,577
	1,507,137	997,148	7.6	7.6	899,609	568,053

(*)	Less than $0.01.

Compensation expense recorded by the Company for its stock-based employee compensation awards in accordance with ASC 718-10 for the years ended December 31, 2022 and 2021 was $1,752 and $1,386, respectively.

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)

Employee Stock Option Grants

The grant date fair values of stock options granted in the years ended December 31, 2022 and 2021 were estimated using the Black-Scholes valuation model with the following:

	For the Years Ended December 31,
	2022	2021
Expected volatility	111.2%-161.7%	118.3%-134.3%
Risk-free interest	1.7%- 3.7%	0.4%-1.2%
Dividend yield	-%	-%
Expected terms (years)	6.2	5.3

Warrants

The remaining outstanding warrants and terms as of December 31, 2022 and 2021 are as follows:

Issuance date	Outstanding and exercisable as of December 31, 2022	Outstanding and exercisable as of December 31, 2021	Exercise Price	Exercisable Through
Series A (2013)	183	183	$2,754.00	April 9, 2023
Series B (2016)	-	2,770	$40.50	March 14, 2022
Warrant to underwriters 1.2019	-	8,082	$8.13	July 14, 2022
Warrant to underwriters 1.2019	-	29,500	$12.50	July 15, 2022
Warrant to underwriters 12.2019	45,643	45,643	$13.13	June 25, 2023
Warrant to underwriters 12.2019	47,619	47,619	$13.13	June 27, 2023
Warrant to underwriters 12.2019	45,045	45,045	$13.88	June 30, 2023
Series A 10.2022	1,022,495	-	$4.64	October 25, 2027
Series B 10.2022	1,022,495	-	$4.64	October 25, 2024
Warrant to underwriters 10.2022	51,125	-	$6.11	October 21, 2027